November 29, 2005

Supplement

SUPPLEMENT DATED NOVEMBER 29, 2005 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
CLASS X and CLASS Y
Dated April 29, 2005

The second paragraph of the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

The portfolio is managed within the Investment Adviser's Taxable Fixed-Income team. Current members of the team responsible for the day-to-day management of the Portfolio and for the overall strategy of the Portfolio include David S. Horowitz, a Managing Director of the Investment Adviser, and Gerhardt P. Herbert, a Vice President of the Investment Adviser. Mr. Horowitz has worked for the Investment Adviser since May 1995 and began managing the Portfolio in October 2002. Prior to that, Mr. Horowitz worked in an investment management capacity for the Investment Adviser. Mr. Herbert has worked for the Investment Adviser since August 1994 and joined the team managing the Portfolio in November 2005. Prior to that, Mr. Herbert worked in an investment management capacity for the Investment Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VIS IP 11/05

November 29, 2005

Supplement

SUPPLEMENT DATED NOVEMBER 29, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

With respect to the Income Plus Portfolio, the following paragraph is hereby added to the section titled "V. Investment Advisory and Other Services – G. Fund Management – Other Accounts Managed by the Portfolio Managers":

With respect to the Income Plus Portfolio as of October 31, 2005:

        Gerhardt P. Herbert managed five mutual funds with a total of approximately $4,107,749,697 in assets; no pooled investment vehicles other than mutual funds nor any other accounts.

With respect to the Income Plus Portfolio, the following information is hereby added to the section of the Statement of Additional Information titled "V. Investment Advisory and Other Services – G. Fund Management – Securities Ownership of Portfolio Managers":

With respect to the Income Plus Portfolio as of October 31, 2005:

Gerhardt P. Herbert:        None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.